Fair value of financial instruments - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis by Caption on the Consolidated Statement of Financial Position Using the Fair Value Hierarchy (Details) - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	$ 22,315	$ 157,267
Total assets at fair value	121,063	169,132
Derivative financial instruments - liabilities	141,705	40,613
Total liabilities at fair value	141,705	40,613
Level 1
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Total assets at fair value	0	0
Derivative financial instruments - liabilities	0	0
Total liabilities at fair value	0	0
Level 2
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	22,315	157,267
Total assets at fair value	121,063	169,132
Derivative financial instruments - liabilities	141,705	40,613
Total liabilities at fair value	141,705	40,613
Level 3
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Total assets at fair value	0	0
Derivative financial instruments - liabilities	0	0
Total liabilities at fair value	0	0
Interest rate swaps
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	10,805	11,358
Derivative financial instruments - liabilities	2,667	790
Interest rate swaps | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Derivative financial instruments - liabilities	0	0
Interest rate swaps | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	10,805	11,358
Derivative financial instruments - liabilities	2,667	790
Interest rate swaps | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Derivative financial instruments - liabilities	0	0
Cross-currency swaps
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	11,510	145,909
Derivative financial instruments - liabilities	139,038	39,823
Cross-currency swaps | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Derivative financial instruments - liabilities	0	0
Cross-currency swaps | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	11,510	145,909
Derivative financial instruments - liabilities	139,038	39,823
Cross-currency swaps | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Derivative financial instruments - liabilities	0	0
Securities at FVOCI - Corporate debt
Disclosure of Fair value of financial instruments [Line Items]
Securities at FVOCI - Corporate debt	98,748	11,865
Securities at FVOCI - Corporate debt | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Securities at FVOCI - Corporate debt	0	0
Securities at FVOCI - Corporate debt | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Securities at FVOCI - Corporate debt	98,748	11,865
Securities at FVOCI - Corporate debt | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Securities at FVOCI - Corporate debt	$ 0	$ 0